Income Taxes Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of Deferred Tax Assets [Abstract]
Deferred compensation plans	$ 12,022	$ 11,054
Deferred income	8,396	7,656
Allowance for uncollectible receivables	281	412
Deferred liabilities	4,239	5,294
Deferred Tax Assets, Operating Loss Carryforwards	20,749	25,828
Other	0	189
Deferred tax assets	45,687	50,433
Valuation allowance	(1,334)	(1,487)
Net deferred tax asset	44,353	48,946
Deferred Tax Liabilities, Gross [Abstract]
Intangible assets in excess of tax basis	18,725	17,762
Property and equipment in excess of tax basis	40,175	38,009
Other	1,874	0
Deferred tax liabilities	60,774	55,771
Net deferred tax asset (liability)	(16,421)	(6,825)
Deferred income taxes	8,227	8,727
Net non-current deferred tax liability	$ (24,648)	$ (15,552)